John Hancock U.S. High Dividend ETF Expense Example - John Hancock U.S. High Dividend ETF - N/A	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	$ 2,095